Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Pre-tax loss	$ 3.0	$ 4.5
Federal net operating loss carryforwards	$ 7.6
California [Member]
Income Taxes [Line Items]
Statutory corporate tax rate	21.00%
State income tax rate	7.00%
Deferred income tax valuation allowance	28.00%